Derivative Instruments And Hedging Activities (Fair Value Hedges) (Detail) (JPY ¥) In Billions, unless otherwise specified	3 Months Ended		6 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Derivatives designated as hedging instrument [Member]
Derivative [Line items]
Interest revenue / Interest expense	¥ 6	¥ 33	¥ 23	¥ 59
Derivatives designated as hedging instrument [Member] | Interest rate contracts [Member]
Derivative [Line items]
Interest revenue / Interest expense	6	33	23	59
Hedged items [Member]
Derivative [Line items]
Interest revenue / Interest expense	(6)	(33)	(23)	(59)
Hedged items [Member] | Long-term borrowings [Member]
Derivative [Line items]
Interest revenue / Interest expense	¥ (6)	¥ (33)	¥ (23)	¥ (59)